UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5% (3.8% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 480	5.250%, 6/01/32	6/17 at 100.00	N/R	$ 436,502
700	5.625%, 6/01/47	6/17 at 100.00	N/R	572,257
35,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	2,398,200
	0.000%, 5/15/50
6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	4,354,910
	Series 2007B1, 5.000%, 6/01/47
42,820	Total Consumer Staples			7,761,869
	Education and Civic Organizations – 7.5% (5.2% of Total Investments)
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,063,080
520	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	580,330
	VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	1,032,930
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	679,638
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/12 at 100.00	BBB–	200,126
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	656,279
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,950	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,249,189
	5.000%, 6/01/37
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	Aa2	1,795,835
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	276,423
	College, Series 2011, 5.750%, 4/01/41
9,835	Total Education and Civic Organizations			10,533,830
	Health Care – 25.0% (17.4% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A3	2,016,840
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A1	1,616,970
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	682,000
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
1,075	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA–	1,151,841
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
1,705	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	2,303,830
	Health System, Series 2009, Trust 11733, 14.922%, 11/15/29 (IF)
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,978,256
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	1,184,850
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,305	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	Baa1	1,308,445
	System, Series 2002B, 5.125%, 6/15/33
900	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A–	1,014,957
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	2,362,330
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,454,386
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A–	1,782,150
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	1,518,210
	Hospital, Series 2002, 5.250%, 4/01/33
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,115,100
1,010	5.250%, 6/15/31	6/16 at 100.00	Baa1	1,053,026
1,695	5.250%, 6/15/37	6/16 at 100.00	Baa1	1,741,019
850	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	912,696
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	2,256,012
	Series 2007A, 5.250%, 9/01/37
540	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	585,133
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	1,518,366
	Medical Center, Series 2007, 5.125%, 1/01/31
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	540,560
	Inc., Series 2010A, 5.625%, 4/15/39
31,955	Total Health Care			35,096,977
	Housing/Multifamily – 0.7% (0.5% of Total Investments)
265	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	277,741
700	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AA+	727,468
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
965	Total Housing/Multifamily			1,005,209
	Housing/Single Family – 7.1% (4.9% of Total Investments)
275	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	276,411
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	1,513,980
	10/01/32 (Alternative Minimum Tax)
2,780	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,821,283
	1/01/33 (Alternative Minimum Tax)
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	1,357,433
	7/01/29 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,953,937
	7/01/32 (Alternative Minimum Tax)
9,795	Total Housing/Single Family			9,923,044
	Long-Term Care – 4.5% (3.1% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,811,176
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	815,440
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/17 at 100.00	BBB	103,114
2,095	5.000%, 10/01/35	No Opt. Call	BBB	2,113,268
590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	418,210
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
6,350	Total Long-Term Care			6,261,208
	Tax Obligation/General – 13.2% (9.2% of Total Investments)
1,000	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,226,870
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	105,851
	5.250%, 5/01/22
1,300	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	1,438,333
3,600	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	4,088,340
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,458,022
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – AGM Insured	7/14 at 100.00	AA	1,627,319
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,323,853
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,104,060
4,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	5,102,910
16,400	Total Tax Obligation/General			18,475,558
	Tax Obligation/Limited – 32.7% (22.7% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	280,224
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	209,836
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	Aa3	1,444,788
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
245	6.200%, 7/15/12	No Opt. Call	N/R	247,778
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,506,464
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding	2/14 at 100.00	A+	1,072,990
	Series 2004B, 5.125%, 2/15/16 – NPFG Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,145,820
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14	6/13 at 101.00	AA+	2,362,711
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,239,082
2,500	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A	2,614,400
	5.000%, 6/15/30 – NPFG Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA+	1,434,770
	Projects, Series 2005, 5.000%, 7/15/19
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	488,770
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AA–	1,072,761
	7/01/32 – AGM Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
500	5.250%, 7/01/30 – AMBAC Insured	No Opt. Call	Baa1	546,125
2,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,177,320
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/12 at 100.00	Baa1	957,139
	Series 1998, 5.000%, 7/01/28
	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,
	Series 2003:
1,000	5.250%, 7/01/15 – FGIC Insured	No Opt. Call	Baa2	1,046,570
1,500	5.250%, 7/01/17 – FGIC Insured	7/13 at 100.00	Baa2	1,561,920
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	686,150
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	2,475,549
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	Baa1	265,769
320	5.250%, 7/01/36	7/12 at 100.00	Baa1	320,810
1,100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,248,731
	2009A, 6.000%, 8/01/42
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,416,961
	2010A, 5.500%, 8/01/42
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,301,300
	2010C, 6.000%, 8/01/39
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	No Opt. Call	A3	1,062,370
	6.250%, 7/01/13
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	5,770
	5.500%, 7/01/18 – NPFG Insured
760	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC,	No Opt. Call	A3	863,801
	5.500%, 7/01/28 – NPFG Insured
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,140,569
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa2	1,744,864
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
2,500	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA–	2,697,575
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,073,660
	5.000%, 10/01/25
700	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	742,406
	Lien Series 2010B, 5.250%, 10/01/29
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,312,825
	College Program, Series 2009, Trust 09-3B, 13.477%, 2/01/27 (IF) (4)
850	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,305,651
	College Program, Series 2009, Trust 09-4B, 13.577%, 2/01/28 (IF) (4)
1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007,	No Opt. Call	AA+	1,530,900
	5.000%, 8/01/12
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond	5/12 at 100.00	AA	95,741
	Program, Series 2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,191,740
	Development Program, Series 2004B, 5.000%, 5/15/15
50,000	Total Tax Obligation/Limited			45,892,610
	Transportation – 13.9% (9.7% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital
	Appriciation Series 2009B-2:
5,975	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	1,822,973
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	308,096
720	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	161,935
1,200	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2009C,	10/18 at 100.00	AA–	1,329,252
	5.000%, 10/01/28
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2010A,	No Opt. Call	AA–	3,370,290
	5.000%, 10/01/30
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA–	2,597,975
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
3,200	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	2,367,520
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	BBB	1,039,940
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	BBB	2,933,525
	2002, 5.250%, 7/15/22 – FGIC Insured
2,165	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	2,361,041
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,278,585
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
24,655	Total Transportation			19,571,132
	U.S. Guaranteed – 25.6% (17.8% of Total Investments) (5)
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA– (5)	920,835
	11/01/24 – AGM Insured (ETM)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,818,741
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,920,078
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	2,960,120
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	1,993,138
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,183,971
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
925	5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	929,329
105	5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	105,490
800	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	803,472
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA– (5)	1,820,323
	Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant Series 2002,	7/12 at 101.00	AA (5)	1,393,523
	5.000%, 7/15/19 (Pre-refunded 7/15/12) – FGIC Insured
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	62,314
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	384,218
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R (5)	819,864
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (5)	1,309,591
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D:
115	5.000%, 7/01/32 (Pre-refunded 7/01/12)	7/12 at 100.00	AA– (5)	116,883
815	5.000%, 7/01/32 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 100.00	Aaa	828,342
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	747,576
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1 (5)	895,057
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	184,212
	5.500%, 7/01/18 – NPFG Insured (ETM)
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	A+ (5)	3,054,180
	System, Series 2002A, 5.500%, 7/01/19 (Pre-refunded 7/01/12) – NPFG Insured
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA (5)	1,485,227
	(Pre-refunded 10/01/12)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
250	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa	253,233
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	4,220,062
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	1,602,748
	5/01/22 (Pre-refunded 5/01/15)
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,287,781
	(Pre-refunded 1/15/16)
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+ (5)	1,853,036
	5.000%, 8/01/17 (Pre-refunded 8/01/15)
33,580	Total U.S. Guaranteed			35,953,344
	Utilities – 2.3% (1.6% of Total Investments)
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,514,700
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BBB–	755,512
	2007A, 5.000%, 7/01/24
3,230	Total Utilities			3,270,212
	Water and Sewer – 5.9% (4.1% of Total Investments)
265	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,	No Opt. Call	AA–	317,234
	Series 2001, 5.500%, 11/15/17 – AGM Insured
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,103,810
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	5/12 at 100.00	AA+	1,314,991
1,380	5.000%, 11/01/22 – FGIC Insured	5/12 at 100.00	AA+	1,385,327
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	2,025,014
1,515	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	2,065,354
	13.424%, 10/01/15 (IF)
7,270	Total Water and Sewer			8,211,730
$ 236,855	Total Investments (cost $189,605,366) – 143.9%			201,956,723
	Floating Rate Obligations – (3.3)%			(4,630,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.8)% (6)			(61,408,000)
	Other Assets Less Liabilities – 3.2%			4,434,375
	Net Assets Applicable to Common Shares – 100%			$ 140,353,098

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$201,956,723	$—	$201,956,723

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $184,848,113.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$15,488,683
Depreciation	(3,010,863)
Net unrealized appreciation (depreciation) of investments	$12,477,820

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate obligations.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012